Acquisitions (Tables)	12 Months Ended
Jan. 31, 2023
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

				Supply
	NetCHB	Foxtrot	XPS	Vision	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil), XPS ($3,932) and Supply Vision ($413)	38,664	4,228	61,096	11,573	115,561
Contingent consideration	13,948	—	9,425	2,670	26,043
Net working capital adjustments payable (receivable)	51	66	978	(137)	958
	52,663	4,294	71,499	14,106	142,562
Allocated to:
Current assets, excluding cash acquired	469	835	2,449	703	4,456
Current liabilities	(367)	(22)	(1,483)	(658)	(2,530)
Deferred revenue	—	(336)	(2,196)	(132)	(2,664)
Net tangible assets (liabilities) assumed	102	477	(1,230)	(87)	(738)

Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	2,500	22,150
Existing technology	14,100	1,640	20,000	4,700	40,440
Trade names	64	—	100	30	194
Non-compete covenants	700	—	1,000	200	1,900
Goodwill	26,797	1,527	43,529	6,763	78,616
	52,663	4,294	71,499	14,106	142,562

			Green
	QuestaWeb	Portrix	Mile	Total
Purchase price consideration:
Cash, less cash acquired related to QuestaWeb ($2,097), Portrix ($200) and GreenMile ($1,552)	35,860	25,188	29,230	90,278
Contingent consideration	—	—	3,339	3,339
Net working capital adjustments payable / (receivable)	17	(54)	(308)	(345)
	35,877	25,134	32,261	93,272
Allocated to:
Current assets, excluding cash acquired	714	810	2,186	3,710
Property and equipment	78	—	89	167
Right-of-use assets	123	374	—	497
Other long-term assets	—	—	242	242
Current liabilities	(170)	(871)	(1,498)	(2,539)
Deferred revenue	(736)	(499)	(909)	(2,144)
Lease obligations	(123)	(374)	—	(497)
Deferred income tax liability	—	(5,185)	(752)	(5,937)
Long-term income taxes payable	—	—	(365)	(365)
Debt	—	(1,062)	—	(1,062)
Net tangible assets (liabilities) assumed	(114)	(6,807)	(1,007)	(7,928)

Finite life intangible assets acquired:
Customer agreements and relationships	4,800	4,014	5,700	14,514
Existing technology	8,900	12,286	14,000	35,186
Trade names	100	122	100	322
Non-compete covenants	500	487	500	1,487
Goodwill	21,691	15,032	12,968	49,691
	35,877	25,134	32,261	93,272

	Peoplevox	Kontainers	ShipTrack	Total
Purchase price consideration:
Cash, less cash acquired related to Peoplevox ($1,634), Kontainers (overdraft of $13) and ShipTrack ($529)	24,137	5,237	19,029	48,403
Consideration payable	—	100	—	100
Contingent consideration	—	1,414	2,825	4,239
Net working capital adjustments (receivable) / payable	(42)	(87)	64	(65)

	24,095	6,664	21,918	52,677
Allocated to:
Current assets, excluding cash acquired	485	469	1,853	2,807
Right-of-use assets	—	—	151	151
Current liabilities	(776)	(1,074)	(693)	(2,543)
Deferred revenue	(748)	(102)	(204)	(1,054)
Lease obligations	—	—	(151)	(151)
Deferred income tax liability	(1,615)	—	(4,012)	(5,627)
Debt	—	—	(728)	(728)
Net tangible assets (liabilities) assumed	(2,654)	(707)	(3,784)	(7,145)

Finite life intangible assets acquired:
Customer agreements and relationships	3,631	800	3,905	8,336
Existing technology	7,651	3,000	11,102	21,753
Trade names	—	30	77	107
Non-compete covenants	285	80	291	656
Goodwill	15,182	3,461	10,327	28,970
	24,095	6,664	21,918	52,677

Schedule of acquired intangible assets are being amortized over their estimated useful lives

Supply
	NetCHB	Foxtrot	XPS	Vision
Customer agreements and relationships	13 years	13 years	11 years	11 years
Existing technology	6 years	6 years	6 years	6 years
Trade names	2 years	N/A	2 years	9 years
Non-compete covenants	5 years	N/A	5 years	5 years

	QuestaWeb	Portrix	GreenMile
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	3 years	3 years	3 years
Non-compete covenants	5 years	2 years	5 years

	Peoplevox	Kontainers	ShipTrack
Customer agreements and relationships	10 years	12 years	13 years
Existing technology	6 years	5 years	6 years
Trade names	N/A	3 years	3 years
Non-compete covenants	5 years	5 years	5 years

Business acquisition on pro forma information

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Revenues	495,874	461,864	393,322
Net income	103,700	91,398	49,315
Earnings per share
Basic	1.22	1.08	0.58
Diluted	1.20	1.06	0.58